Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Information Related to Asset Retirement Obligations
The following table reflects information related to our asset retirement obligations.

Balance at December 31, 2019	$5,623
Purchase price allocation adjustment	29
Accretion expense	726
Liabilities settled	(62)

Balance at December 31, 2020	$6,316